Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Schedule of cash and cash equivalents
	December 31
	2022	2023
	US$ thousands

Cash	24,016	42,009
Cash equivalents *	6,718	4,963
	30,734	46,972

*	Comprised mainly of bank deposits in USD as at December 31, 2022 and 2023 carrying a weighted average interest rate of 3.10% and 4.57%, respectively.